Segment information	12 Months Ended
Dec. 31, 2021
Disclosure of entity's operating segments [text block] [Abstract]
Segment information

6. Segment information

Geographical information

The Group’s non-current assets by the Company’s country of domicile were as follows:

	December 31, 2021	December 31, 2020
Switzerland	14,734,738	9,030,778
Australia	144,854	151,269
Total	14,879,592	9,182,047

Non-current assets exclude financial instruments.